ASSETS HELD FOR SALE	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALEThe Company had classified the Silver Springs Properties as assets held for sale at December 31, 2020. We previously committed to a plan to sell certain land and water rights. On September 26, 2019, we entered into the Silver Springs Purchase Agreement with SSE, which calls for the sale by the Company to SSE of 98 acres of industrial land with senior water rights for $6,500,000 (“SSP Tract I”), and 160 acres of commercial land with Downtown Silver Springs LLC (“DTSS”) membership interest rights for $3,600,000 (“SSP Tract II”), for a total purchase price of $10,100,000. At December 31, 2021, we have received deposits in cash and escrow from SSE totaling $400,000 towards the purchase of the Silver Springs Properties, which is recorded in deposits under current liabilities on the Company’s consolidated balance sheets. As a result of the delay in sale of the Silver Springs Properties, the Company was not certain the sale would occur within the next year, and the assets were reclassified to assets held for use and are included in properties, plant and equipment on the consolidated balance sheets at December 31, 2021.
Assets held for sale at December 31, 2021 and 2020 include:

	December 31, 2021	December 31, 2020
Silver Springs Properties
SSP Tract 1	$—	$3,589,876
SSP Tract II	—	2,738,462
Total assets held for sale	$—	$6,328,338